General Information and Summary of Significant Accounting Policies (Narrative) (Details)	12 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Capitalized Software [Member]	Dec. 31, 2010 Core Deposits and Credit Card Relationship Intangible [Member]	Dec. 31, 2010 American Depository Shares [Member]
ADS shares listed on New York Stock Exchange						40,353,823
Percent of ADS shares to total shares issued						10.44%
Paid-in capital	$ 1,708,614,000	1,931,758,000,000	1,931,758,000,000
Common shares issued	386,351,693	386,351,693	386,351,693
Fair value of collaterals		1,962,945,000,000	1,590,188,000,000
Estimated useful lives of intangible, years, Maximum				5	10
Estimated useful lives of intangible, years, Minimum				4	6
Rate of South Korean Won to United States Dollar	$ 1.00	1,130.60